Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of Amounts Related to Leases are Recognized in Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Related to Leases are Recognized in Profit & Loss [Abstract]
Depreciation expense	$ 1,187	$ 1,067	$ 905
Interest expense on lease liabilities	$ 284	$ 314	$ 229